DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION
DESCRIPTION OF BUSINESS AND RELATED MATTERS
The Company and Related Matters
Altice USA, Inc. ("Altice USA" or the "Company") was incorporated in Delaware on September 14, 2015. As of September 30, 2017, Altice USA is majority‑owned by Altice N.V., a public company with limited liability (naamloze vennootshcap) under Dutch law ("Altice N.V.").
Altice N.V., though a subsidiary, acquired Cequel Corporation ("Cequel" or "Suddenlink") on December 21, 2015 and Cequel was contributed to Altice USA on June 9, 2016. Altice USA had no operations of its own other than the issuance of debt prior to the contribution of Cequel on June 9, 2016 by Altice N.V. The results of operations of Cequel for the three and nine months ended September 30, 2016 have been included in the results of operations of Altice USA for the same periods, as Cequel was under common control with Altice USA.
Altice USA acquired Cablevision Systems Corporation ("Cablevision" or "Optimum") on June 21, 2016 (see discussion below) and the results of operations of Cablevision are included with the results of operations of Cequel for the three and nine months ended September 30, 2017. The three and nine months ended September 30, 2016 operating results include the operating results of Cablevision from the date of acquisition, June 21, 2016.
The Company classifies its operations into two reportable segments: Cablevision, which operates in the New York metropolitan area, and Cequel, which principally operates in markets in the south‑central United States.
Initial Public Offering
In June 2017, the Company completed its initial public offering ("IPO") of 71,724,139 shares of its Class A common stock (12,068,966 shares sold by the Company and 59,655,173 shares sold by existing stockholders) at a price to the public of $30.00 per share, including the underwriters full exercise of their option to purchase 7,781,110 shares to cover overallotments. At the date of the IPO, Altice N.V. owned approximately 70.2% of the Company's issued and outstanding common stock, which represented approximately 98.2% of the voting power of the Company's outstanding common stock. The Company’s Class A common stock began trading on June 22, 2017, on the New York Stock Exchange under the symbol "ATUS".
In connection with the sale of its Class A common stock, the Company received proceeds of approximately $362,069, before deducting the underwriting discount and expenses directly related to the issuance of the securities of $13,609. The Company did not receive any proceeds from the sale of shares by the selling stockholders. In July 2017, the Company used approximately $350,120 of the proceeds to fund the redemption of $315,779 principal amount of 10.875% senior notes that mature in 2025 issued by CSC Holdings, an indirect wholly-owned subsidiary of the Company, and the related call premium of approximately $34,341.
The following organizational transactions were consummated prior to the IPO:

•	the Company amended and restated its certificate of incorporation to, among other things, provide for Class A common stock, Class B common stock and Class C common stock;

•
BC Partners LLP ("BCP") and Canada Pension Plan Investment Board (‘‘CPPIB" and together with BCP, the‘‘Co-Investors’’) and Uppernext S.C.S.p. ("Uppernext"), an entity controlled by Mr. Patrick Drahi (founder and controlling stockholder of Altice N.V.), exchanged their indirect ownership interest in the Company for shares of the Company’s common stock;

•	Neptune Management LP (‘‘Management LP’’) redeemed its Class B units for shares of the Company’s common stock that it received from the redemption of its Class B units in Neptune Holding US LP;

•
the Company converted $525,000 aggregate principal amount of notes issued by the Company to the Co-Investors (together with accrued and unpaid interest and applicable premium) into shares of the Company’s common stock at the IPO price (see Note 9 for further details);

•
$1,225,000 aggregate principal amount of notes issued by the Company to a subsidiary of Altice N.V. (together with accrued and unpaid interest and applicable premium) was transferred to CVC 3 B.V., an indirect subsidiary of Altice N.V. ("CVC 3") and then the Company converted such notes into shares of the Company’s common stock at the IPO price (see Note 9 for further details);

•
the Co-Investors, Neptune Holding US LP, A4 S.A. (an entity controlled by the family of Mr. Drahi), and former Class B unitholders of Management LP (including Uppernext) exchanged shares of the Company’s common stock for new shares of the Company’s Class A common stock; and

•	CVC 3 and A4 S.A. exchanged shares of the Company’s common stock for new shares of the Company’s Class B common stock.
Acquisition of Cablevision Systems Corporation
On June 21, 2016 (the "Cablevision Acquisition Date"), pursuant to the Agreement and Plan of Merger (the "Merger Agreement"), dated as of September 16, 2015, by and among Cablevision, Altice N.V., Neptune Merger Sub Corp., a wholly-owned subsidiary of Altice N.V. ("Merger Sub"), Merger Sub merged with and into Cablevision, with Cablevision surviving the merger (the "Cablevision Acquisition").
In connection with the Cablevision Acquisition, each outstanding share of the Cablevision NY Group Class A common stock, par value $0.01 per share ("CNYG Class A Shares"), and Cablevision NY Group Class B common stock, par value $0.01 per share ("CNYG Class B Shares", and together with the CNYG Class A Shares, the "Shares"), and together with the Cablevision NY Group Class A common stock, the "Shares" other than Shares owned by Cablevision, Altice N.V. or any of their respective wholly-owned subsidiaries, in each case not held on behalf of third parties in a fiduciary capacity, received $34.90 in cash without interest, less applicable tax withholdings (the "Cablevision Acquisition Consideration").
Pursuant to an agreement, dated December 21, 2015, by and among CVC 2 B.V., CIE Management IX Limited, for and on behalf of the limited partnerships BC European Capital IX-1 through 11 and Canada Pension Plan Investment Board, certain affiliates of BCP and CPPIB (the "Co-Investors") funded approximately $1,000,000 toward the payment of the aggregate Per Share Cablevision Acquisition Consideration, and indirectly acquired approximately 30% of the Shares of Cablevision.
Also in connection with the Cablevision Acquisition, outstanding equity-based awards granted under Cablevision’s equity plans were cancelled and converted into cash based upon the $34.90 per Share Cablevision Acquisition Consideration in accordance with the original terms of the awards. The total consideration for the outstanding CNYG Class A Shares, the outstanding CNYG Class B Shares, and the equity-based awards amounted to $9,958,323.
In connection with the Cablevision Acquisition, in October 2015, Neptune Finco Corp. ("Finco"), an indirect wholly-owned subsidiary of Altice N.V. formed to complete the financing described herein and the merger with CSC Holdings, LLC ("CSC Holdings"), a wholly-owned subsidiary of Cablevision, borrowed an aggregate principal amount of $3,800,000 under a term loan facility (the "Term Credit Facility") and entered into revolving loan commitments in an aggregate principal amount of $2,000,000 (the "Revolving Credit Facility" and, together with the Term Credit Facility, the "Credit Facilities").
Finco also issued $1,800,000 aggregate principal amount of 10.125% senior notes due 2023 (the "2023 Notes"), $2,000,000 aggregate principal amount of 10.875% senior notes due 2025 (the "2025 Notes"), and $1,000,000 aggregate principal amount of 6.625% senior guaranteed notes due 2025 (the "2025 Guaranteed Notes") (collectively the "Cablevision Acquisition Notes").
On June 21, 2016, immediately following the Cablevision Acquisition, Finco merged with and into CSC Holdings, with CSC Holdings surviving the merger (the "CSC Holdings Merger"), and the Cablevision Acquisition Notes and the Credit Facilities became obligations of CSC Holdings.
On June 21, 2016, in connection with the Cablevision Acquisition, the Company issued notes payable to affiliates and related parties aggregating $1,750,000, of which $875,000 bear interest at 10.75% and $875,000 bear interest at 11%. See Note 9 for a discussion regarding the conversion of these notes payable to shares of the Company's common stock prior to the consummation of the IPO.
The Cablevision Acquisition was accounted for as a business combination in accordance with ASC Topic 805. Accordingly, the Company stepped up 100% of the assets and liabilities assumed to their fair value at the Cablevision Acquisition Date. See Note 3 for further details.
Acquisition of Cequel Corporation
On December 21, 2015, Altice N.V., though a subsidiary, acquired approximately 70% of the total outstanding equity interests in Cequel (the "Cequel Acquisition") from the direct and indirect stockholders of Cequel Corporation (the "Sellers"). The consideration for the acquired equity interests, which was based on a total equity valuation for 100% of the capital and voting rights of Cequel, was $3,973,528, including $2,797,928 of cash consideration, $675,600 of retained equity held by entities affiliated with BC Partners and CPPIB and $500,000 funded by the issuance by an affiliate of Altice N.V. of a senior vendor note that was subscribed by entities affiliated with BC Partners and CPPIB. Following the closing of the Cequel Acquisition, entities affiliated with BC Partners and CPPIB retained a 30% equity interest in a parent entity of the Company. In addition, the carried interest plans of the stockholders were cashed out whereby payments were made to participants in such carried interest plans, including certain officers and directors of Cequel.

DESCRIPTION OF BUSINESS, RELATED MATTERS AND BASIS OF PRESENTATION

The Company and Related Matters

        Altice USA, Inc. ("Altice USA" or the "Company") was incorporated in Delaware on September 14, 2015. As of December 31, 2016, Altice USA is majority-owned by Altice N.V., a public company with limited liability (naamloze vennootshcap) under Dutch law ("Altice N.V.").

        Altice N.V. acquired Cequel Corporation ("Cequel" or "Suddenlink") on December 21, 2015 and Cequel was contributed to Altice USA on June 9, 2016. Altice USA had no operations of its own other than the issuance of debt prior to the contribution of Cequel on June 9, 2016 by Altice N.V. The results of operations of Cequel for the year ended December 31, 2016 have been included in the results of operations of Altice USA for the same period, as Cequel was under common control with Altice USA throughout 2016. Altice USA acquired Cablevision Systems Corporation ("Cablevision" or "Optimum") on June 21, 2016.

        In addition to the operating results of Cequel for the year ended December 31, 2016, the operating results of Altice USA include the operating results of Cablevision for the period from the date of acquisition, June 21, 2016 through December 31, 2016. In addition to the operating results of Cequel and Cablevision described above, Altice USA incurred net interest expense of $419,456. For the period from inception of Altice USA through December 31, 2015, the operating results of Altice USA include $157,192 of interest expense related to the indebtedness issued to fund the acquisition of Cablevision, discussed below, and the operating results of Cequel for the 10 day period, December 21, 2015 through December 31, 2015. The Company classifies its operations into two reportable segments: Cablevision, which operates in the New York metropolitan area, and Cequel, which principally operates in markets in the south-central United States.

Acquisition of Cablevision Systems Corporation

        On June 21, 2016 (the "Cablevision Acquisition Date"), pursuant to the Agreement and Plan of Merger (the "Merger Agreement"), dated as of September 16, 2015, by and among Cablevision, Altice N.V., Neptune Merger Sub Corp., a wholly-owned subsidiary of Altice N.V. ("Merger Sub"), Merger Sub merged with and into Cablevision, with Cablevision surviving the merger (the "Cablevision Acquisition").

        In connection with the Cablevision Acquisition, each outstanding share of the Cablevision NY Group Class A common stock, par value $0.01 per share, and Cablevision NY Group Class B common stock, par value $0.01 per share, and together with the Cablevision NY Group Class A common stock, the "Shares") other than (i) Shares owned by Cablevision, Altice N.V. or any of their respective wholly-owned subsidiaries, in each case not held on behalf of third parties in a fiduciary capacity, received $34.90 in cash without interest, less applicable tax withholdings (the "Cablevision Acquisition Consideration").

        Pursuant to an agreement, dated December 21, 2015, by and among CVC 2 B.V., CIE Management IX Limited, for and on behalf of the limited partnerships BC European Capital IX-1 through 11 and Canada Pension Plan Investment Board, certain affiliates of BCP and CPPIB (the "Co-Investors") funded approximately $1,000,000 toward the payment of the aggregate Per Share Cablevision Acquisition Consideration, and indirectly acquired approximately 30% of the Shares of Cablevision.

        Also in connection with the Cablevision Acquisition, outstanding equity-based awards granted under Cablevision's equity plans were cancelled and converted into cash based upon the $34.90 per Share Cablevision Acquisition price in accordance with the original terms of the awards. The total consideration for the outstanding CNYG Class A Shares, the outstanding CNYG Class B Shares, and the equity-based awards amounted to $9,958,323.

        In connection with the Cablevision Acquisition, in October 2015, Neptune Finco Corp. ("Finco"), an indirect wholly-owned subsidiary of Altice N.V. formed to complete the financing described herein and the merger with CSC Holdings, LLC ("CSC Holdings"), a wholly-owned subsidiary of Cablevision, borrowed an aggregate principal amount of $3,800,000 under a term loan facility (the "Term Credit Facility") and entered into revolving loan commitments in an aggregate principal amount of $2,000,000 (the "Revolving Credit Facility" and, together with the Term Credit Facility, the "Credit Facilities").

        Finco also issued $1,800,000 aggregate principal amount of 10.125% senior notes due 2023 (the "2023 Notes"), $2,000,000 aggregate principal amount of 10.875% senior notes due 2025 (the "2025 Notes"), and $1,000,000 aggregate principal amount of 6.625% senior guaranteed notes due 2025 (the "2025 Guaranteed Notes") (collectively the "Cablevision Acquisition Notes").

        On June 21, 2016, immediately following the Cablevision Acquisition, Finco merged with and into CSC Holdings, with CSC Holdings surviving the merger (the "CSC Holdings Merger"), and the Cablevision Acquisition Notes and the Credit Facilities became obligations of CSC Holdings.

        On June 21, 2016, in connection with the Cablevision Acquisition, the Company issued notes payable to affiliates and related parties aggregating $1,750,000, of which $875,000 bear interest at 10.75% and $875,000 bear interest at 11%.

        The Cablevision Acquisition was accounted for as a business combination in accordance with ASC Topic 805. Accordingly, the Company stepped up 100% of the assets and liabilities assumed to their fair value at the Cablevision Acquisition Date. See Note 3 for further details.

Acquisition of Cequel Corporation

        On December 21, 2015, Altice N.V. acquired approximately 70% of the total outstanding equity interests in Cequel Corporation (the "Cequel Acquisition") from the direct and indirect stockholders of Cequel Corporation (the "Sellers"). The consideration for the acquired equity interests was based on a total equity valuation for 100% of the capital and voting rights of Cequel of $3,973,528 which includes $2,797,928 of cash consideration, $675,600 of retained equity held by entities affiliated with BC Partners and CPPIB and $500,000 funded by the issuance by an affiliate of Altice N.V. of a senior vendor note that was subscribed by entities affiliated with BC Partners and CPPIB. Following the closing of the Cequel Acquisition, entities affiliated with BC Partners and CPPIB retained a 30% equity interest in a parent entity of the Company. In addition, the carried interest plans of the Stockholders were cashed out whereby payments were made to participants in such carried interest plans, including certain officers and directors of Cequel.

        The Cequel Acquisition was accounted for as a business combination in accordance with ASC Topic 805. Accordingly, the Company stepped up 100% of the assets and liabilities assumed to their fair value at the Cequel Acquisition Date. See Note 3 for further details.

        In June 2016, Cequel was contributed to Altice USA. The accompanying consolidated financial statements include the operating results of Cequel from January 1, 2016 through December 31, 2016 and the operating results of Cablevision from the Cablevision Acquisition Date through December 31, 2016.

Basis of Presentation

Principles of Consolidation

        The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates in Preparation of Financial Statements

        The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. See Note 11 for a discussion of fair value estimates.